Share Capital and Share Premium	12 Months Ended
Dec. 31, 2025
Share Capital and Share Premium [Abstract]
SHARE CAPITAL AND SHARE PREMIUM
29.	SHARE CAPITAL AND SHARE PREMIUM

The number of shares in this Note 28 reflects the 1:10 reverse stock split of common stock of the Company, effective on April 26, 2023, the 1:4 reverse stock split of common stock of the Company, effective on January 8, 2025, and 1:15 reverse stock split of common stock of the Company, effective on November 21, 2025.

The details of the Company’s share capital are as follows:

	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2023	101,053	606	77,965,011
Shares issued for compensation	1,667	10	146,990
Conversion of preferred shares	47,083	283	847,217
Shares outstanding as December 31, 2024	149,803	899	78,959,218
Shares issued for compensation	666,667	1,000	9,477,350
Conversion of preferred shares	419,583	462	3,052,038
Liabilities convert to shares	190,200	285	2,509,715
Face value changes and fractional shares due to reverse stock split	269	(2,503)	2,503
Shares outstanding as December 31, 2025	1,426,522	143	94,000,824

	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2025	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2023	101,053	606	$77,965,011
Issue and fully paid common shares of US$0.0001 as at December 31, 2024	149,803	899	$78,959,218
Issue and fully paid common shares of US$0.0001 as at December 31, 2025	1,426,522	143	$94,000,824

Preferred Stock

The Company is authorized to issue 5,000,000 preferred shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined by the Company’s board of directors.

On April 8, 2021, the Company issued 1,500,000 shares of our newly-designated Series A Convertible Preferred Stock to a single investor for total subscription proceeds of $1,500,000. Each Series A Convertible Preferred Stock features a stated value of $1.00 and is convertible to 0.1 share of our common stock at any time after 6 months from the date of issue. All shares of common stock issuable upon conversion of the Series A Preferred Stock are subject to a two-year lock-up agreement running from the initial closing of the financing.

On September 1, 2021, the Company issued 150,000 shares of our newly-designated Series C Convertible Preferred Stock to Sun Lei, our Chief Executive Officer for total subscription proceeds of $1,500,000 of a private offering. A Series C Convertible Preferred Stock features a stated value of $10.00 and is convertible to shares of our common stock on a 1 to 0.5 basis at any time after 6 months from the date of issue. Series C Convertible Preferred Stock votes together without common stock on an as-if-converted basis, which is not exercisable for one year, has no special dividend rights, and ranks equally to our common stock with respect to rights upon liquidation. All shares of common stock issuable upon conversion of the Series C Preferred Stock are subject to a one-year lock-up agreement running from the initial closing of the financing.

On November 1, 2021, the “Company closed the private placement offering (the “Offering”) of its newly-designated Series D Convertible Preferred Stock, par value $0.0001 per share (“Series D Convertible Preferred Stock”), in which the Company issued 100,000 shares of Series D Convertible Preferred Stock (the “Shares”) for the total gross proceeds of $3,900,000. As stated in the Certificate of Designation, shares of Series D Convertible Preferred Stock vote together with holders of shares of common stock, par value $0.0001 per share (the “Common Stock”) of the Company on an as-if-converted basis; have no special dividend right, ranks equal to the Common Stock with respect to rights upon liquidation and are convertible into shares of Common Stock on a 1 to 1.3 basis at any time following the issuance.

On August 26, 2024, the Company entered into a debt exchange agreement (the “2024 Exchange Agreement”), pursuant to which, the note holders of the Company agreed to cancel the total amount of the Company’s indebtedness issued to each Holder in exchange for the issuance of shares of a new series of the Company’s preferred stock, designated as Series E Convertible Preferred Stock (the “Series E Stock”), pursuant to the terms and subject to conditions set forth in the 2024 Exchange Agreement. Upon satisfaction of the closing conditions, at the Closing, the Company will issue an aggregate of 1,000,000 shares of Series E Stock (the “Series E Shares”) to the note holders at the exchange price of $3.00 per share, in consideration of cancellation of the total outstanding debt by the Company to the note holders with aggregate amount of $3,000,000. Pursuant to the terms of the Certificate of Designation of Series E Stock, Series E Shares features a stated value of $3.00 per share and are convertible to shares of the Company’s common stock at the conversion rate of 1 for 10, such as each Series E Share to be converted into 10 shares of the Company’s common stock without the payment or any additional consideration by the Holder thereof. Such conversion is subject to the following schedule: (i) up to 30% of the Series E Shares issued to each Holder may be converted by such Holder at any time from the date of the issuance; (ii) up to additional 30% of the Series E Shares counted on the date of the issuance may be converted by such Holder at any time after 90 days from the date of the issuance; (iii) up to 40% of the Series E Shares counted on the date of the issuance may be converted by such Holder after six (6) months from the date of the issuance. If any Series E Shares remain outstanding on or after March 14, 2025, the Company will have the right, but not the obligations, to require the Holder of such Series E Shares to convert them into the number of fully paid and non-assessable shares of common stock as would result from multiplying the number of Series E Shares by 10. Holders of Series E Shares vote together with holders of shares of common stock on a one-for-one basis, without regard to the number of shares of common stock into which each Series E Share is convertible, have no special dividend rights, and ranks equally to our common stock with respect to rights upon liquidation.

On April 22, 2025, the Company and the Holders entered into a debt exchange agreement (the “Exchange Agreement”), pursuant to which, the Holders agreed to cancel the total amount of the Company’s indebtedness under the Assignee Notes, in exchange for the issuance of an aggregate of 69,000 shares (each Holder to receive 11,550 shares) of a new series of the Company’s preferred stock, designated as Series F Convertible Preferred Stock (the “Series F Stock”), at the exchange price of $20.00 per share. As contemplated by the terms, and subject to conditions, of the Exchange Agreement, the closing of the transactions contemplated by the Exchange Agreement (the “Closing”) is scheduled to occur on or about May 16, 2025, upon satisfaction of certain conditions, including, among other things (i) the Company’s submission of Listing of Additional Shares Notification Form with Nasdaq Capital Market at least 15 calendar days prior to the issuance of the shares of Series F Stock; (ii) obtaining the shareholder approval for the issuance of 20% or more of the Company’s issued and outstanding share capital, as required by Nasdaq Marketplace Rule 5635(d); and (iii) filing of the Certificate of Designation of Preferences, Rights and Limitations of Series F Convertible Preferred Stock (the “Certificate of Designation of Series F Stock”) with the Registrar of the Corporation under the Marshall Island Business Corporations Act (the “BCA”), establishing the Series F Stock.

Holders of Series A, C, D, E and F Convertible Preferred Stock converted certain preferred stock to common stock during 2021,2024 and 2025. Following table shows the changes of the preferred stock during 2023, 2024 and 2025:

	Preferred A		Preferred C		Preferred D		Preferred E		Preferred F		Total
	Shares	Amount $	Shares	Amount $	Shares	Amount $	Shares	Amount $	Shares	Amount	Shares	Amount $
At December 31, 2023	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000	-	-	-	-	1,470,000	5,860,000
Issued	-	-	-	-	-	-	1,000,000	3,000,000	-	-	1,000,000	3,000,000
Converted							(282,500)	(847,500)	-	-	(282,500)	(847,500)
At December 31, 2024	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000	717,500	2,152,500	-	-	2,187,500	8,012,500
Issued	-	-	-	-	-	-			69,000	1,380,000	69,000	1,380,000
Converted							(717,500)	(2,152,500)	(45,000)	(900,000)	(762,500)	(3,052,500)
At December 31, 2025	1,240,000	1,240,000	150,000	1,500,000	80,000	3,120,000	-	-	24,000	480,000	1,494,000	(1,672,500)

Common shares convertible after 1:4 reverse share split	2,067	N/A	1,250	N/A	1,733	N/A	-	N/A	40,000	N/A	45,050	N/A

The Company classified all Preferred Shares as permanent equity in the consolidated balance sheets because they are not redeemable and convertible to common stock of the Company. The Preferred Shares are recorded initially at fair value, net of issuance costs. The Preferred Shares A, C, D, E and F can be converted into 45,050 shares of common stock of the Company.

Common Stock

The Company is authorized to issue 150,000,000 shares of common stock with a par value of $0.0001 per share.

No shares were issued during year 2023.

On August 1, 2024, the Company issued1,667 shares at $88.18 per share (adjusted to reflect 1:4 reverse stock split and 1:15 reverse stock split) to a service provider for in lieu of its compensation.

In September and October 2024, the Company issued 47,083 shares at $18 per share (adjusted to reflect 1:4 reverse stock split and 1:15 reverse stock split) to certain preferred E shares holders to satisfy their conversion requests.

In January and March 2025, the Company issued 119,583 shares at $18.00 per share (adjusted to reflect 1:15 reverse stock split) to certain preferred E shares holders to satisfy their conversion requests.

In June, August, September and December 2025, the Company issued 300,000 shares at $3.00 per share (adjusted to reflect 1:15 reverse stock split) to certain preferred F shares holders to satisfy their conversion requests.

In July 2025, the Company issued 33,337 shares at $15.30 per share (adjusted to reflect 1:15 reverse stock split) to the CEO to offset its payable of $510,000 to her.

In September 2025, the Company issued 156,863 shares at $12.75 per share (adjusted to reflect 1:15 reverse stock split) to the CEO to offset its payable of $2,000,000 to her.

On July 17 2025, the Company issued 16,667 shares at $16.05 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On July 19 2025, the Company issued 16,667 shares at $15.60 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On July 22 2025, the Company issued 16,667 shares at $19.35 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On July 23 2025, the Company issued 16,667 shares at $16.35 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On July 25 2025, the Company issued 16,667 shares at $17.10 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On July 27 2025, the Company issued 16,667 shares at $17.10 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On July 31 2025, the Company issued 33,333 shares at $15.15 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On August 3 2025, the Company issued 33,333 shares at $15.15 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On August 10 2025, the Company issued 50,000 shares at $15.23 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On August 13 2025, the Company issued 50,000 shares at $14.53 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On August 18 2025, the Company issued 50,000 shares at $14.10 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On September 1 2025, the Company issued 50,000 shares at $14.55 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On September 7 2025, the Company issued 50,000 shares at $13.65 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On September 8 2025, the Company issued 50,000 shares at $13.52 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On September 19 2025, the Company issued 50,000 shares at $12.67 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On September 26 2025, the Company issued 50,000 shares at $12.12 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On September 30 2025, the Company issued 50,000 shares at $12.37 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.

On October 6 2025, the Company issued 50,000 shares at $12.79 per share (adjusted to reflect 1:15 reverse stock split) to employees for their compensation.